UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2010

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Caip Partners, LLC
Address:  137 Rowayton Avenue, Suite 200
          Rowayton, Connecticut 06853


13F File Number: 028-13400

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Walter G. Schendel III
Title: Managing Member
Phone: (203) 523-0349


Signature, Place and Date of Signing:

/s/ Walter G. Schendel III.    Rowayton, Connecticut         May 17, 2010
--------------------------     -----------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  80

Form 13F Information Table Value Total:  $211,703
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.     Form 13F File Number            Name
---     --------------------            ----

(1)      028-13401                      Caip Global Partners, Ltd.

                                                    FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN 2          COLUMN 3  COLUMN 4      COLUMN 5         COLUMN 6     COLUMN 7       COLUMN 8

                                  TITLE                      VALUE   SHRS OR  SH/ PUT/    INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS           CUSIP    (X1000)  PRN AMT  PRN CALL    DISCRETION    MANGRS    SOLE  SHARED  NONE
ACCENTURE PLC IRELAND           SHS CLASS A       G1151C101   1,670   39,809  SH         SOLE            NONE     39,809
ACCENTURE PLC IRELAND           SHS CLASS A       G1151C101   1,720   40,991  SH         SHARED-DEFINED  (1)      40,991
AGNICO EAGLE MINES LTD          COM               008474108   2,052   36,854  SH         SOLE            NONE     36,854
AGNICO EAGLE MINES LTD          COM               008474108   2,112   37,946  SH         SHARED-DEFINED  (1)      37,946
ALCOA INC                       COM               013817101   1,527  107,260  SH         SOLE            NONE    107,260
ALCOA INC                       COM               013817101   1,573  110,440  SH         SHARED-DEFINED  (1)     110,440
ALPHA NATURAL RESOURCES INC     COM               02076X102   1,477      296      PUT    SOLE            NONE        296
ALPHA NATURAL RESOURCES INC     COM               02076X102   1,517      304      PUT    SHARED-DEFINED  (1)         304
ARCH COAL INC                   COM               039380100   1,240   54,246  SH         SOLE            NONE     54,246
ARCH COAL INC                   COM               039380100   1,276   55,854  SH         SHARED-DEFINED  (1)      55,854
ASSURED GUARANTY LTD            COM               G0585R106   2,894  131,716  SH         SOLE            NONE    131,716
ASSURED GUARANTY LTD            COM               G0585R106   3,007  136,889  SH         SHARED-DEFINED  (1)     136,889
AT&T INC                        COM               00206R102   4,362  168,808  SH         SOLE            NONE    168,808
AT&T INC                        COM               00206R102   4,486  173,604  SH         SHARED-DEFINED  (1)     173,604
ATLAS AIR WORLDWIDE HLDGS IN    COM NEW           049164205   1,365   25,726  SH         SOLE            NONE     25,726
ATLAS AIR WORLDWIDE HLDGS IN    COM NEW           049164205   1,404   26,474  SH         SHARED-DEFINED  (1)      26,474
CLIFFS NATURAL RESOURCES INC    COM               18683K101   2,795      394      PUT    SOLE            NONE        394
CLIFFS NATURAL RESOURCES INC    COM               18683K101   2,881      406      PUT    SHARED-DEFINED  (1)         406
CLIFFS NATURAL RESOURCES INC    COM               18683K101   1,752      247      CALL   SOLE            NONE        247
CLIFFS NATURAL RESOURCES INC    COM               18683K101   1,795      253      CALL   SHARED-DEFINED  (1)         253
FIBERTOWER CORP                 COM NEW           31567R209     344   73,939  SH         SOLE            NONE     73,939
FIBERTOWER CORP                 COM NEW           31567R209     354   76,161  SH         SHARED-DEFINED  (1)      76,161
FIDELITY NATL INFORMATION SV    COM               31620M106   2,725  183,851      PUT    SOLE            NONE    183,851
FIDELITY NATL INFORMATION SV    COM               31620M106   2,806  189,349      PUT    SHARED-DEFINED  (1)     189,349
GOOGLE INC                      CL A              38259P508   4,220    7,441  SH         SOLE            NONE      7,441
GOOGLE INC                      CL A              38259P508   4,344    7,659  SH         SHARED-DEFINED  (1)       7,659
JPMORGAN CHASE & CO             COM               46625H100     840   18,771  SH         SOLE            NONE     18,771
JPMORGAN CHASE & CO             COM               46625H100     865   19,329  SH         SHARED-DEFINED  (1)      19,329
MARKET VECTORS ETF TR           GOLD MINER ETF    57060U100   1,443   32,503  SH         SOLE            NONE     32,503
MARKET VECTORS ETF TR           GOLD MINER ETF    57060U100   1,483   33,397  SH         SHARED-DEFINED  (1)      33,397
MBIA INC                        COM               55262C100     973  155,248  SH         SOLE            NONE    155,248
MBIA INC                        COM               55262C100   1,002  159,852  SH         SHARED-DEFINED  (1)     159,852
MICROSOFT CORP                  COM               594918104   4,130  141,026  SH         SOLE            NONE    141,026
MICROSOFT CORP                  COM               594918104   4,249  145,074  SH         SHARED-DEFINED  (1)     145,074
MORGAN STANLEY                  COM NEW           617446448     894   30,530  SH         SOLE            NONE     30,530
MORGAN STANLEY                  COM NEW           617446448     919   31,370  SH         SHARED-DEFINED  (1)      31,370
NEWMONT MINING CORP             COM               651639106   2,019   39,652  SH         SOLE            NONE     39,652
NEWMONT MINING CORP             COM               651639106   2,080   40,848  SH         SHARED-DEFINED  (1)      40,848
OIL SVC HOLDRS TR               DEPOSTRY RCPT     678002106   3,016      246  SH  PUT    SOLE            NONE        246
OIL SVC HOLDRS TR               DEPOSTRY RCPT     678002106   3,114      254  SH  PUT    SHARED-DEFINED  (1)         254
PETROHAWK ENERGY CORP           COM               716495106   2,368  116,757  SH         SOLE            NONE    116,757
PETROHAWK ENERGY CORP           COM               716495106   2,483  122,443  SH         SHARED-DEFINED  (1)     122,443
PROSHARES TR                    PSHS ULSHT SP500  74347R883   2,329   75,136  SH         SOLE            NONE     75,136
PROSHARES TR                    PSHS ULSHT SP500  74347R883   2,398   77,364  SH         SHARED-DEFINED  (1)      77,364
REGIONS FINANCIAL CORP NEW      COM               7591EP100   2,368  301,620  SH         SOLE            NONE    301,620
REGIONS FINANCIAL CORP NEW      COM               7591EP100   2,436  310,280  SH         SHARED-DEFINED  (1)     310,280
RESEARCH IN MOTION LTD          COM               760975102   1,635      221  SH  PUT    SOLE            NONE        221
RESEARCH IN MOTION LTD          COM               760975102   1,694      229  SH  PUT    SHARED-DEFINED  (1)         229
SANDRIDGE ENERGY INC            COM               80007P307   4,143  538,116  SH         SOLE            NONE    538,116
SANDRIDGE ENERGY INC            COM               80007P307   4,276  555,284  SH         SHARED-DEFINED  (1)     555,284
SOUTHWESTERN ENERGY CO          COM               845467109   1,288   31,631  SH         SOLE            NONE     31,631
SOUTHWESTERN ENERGY CO          COM               845467109   1,326   32,569  SH         SHARED-DEFINED  (1)      32,569
SPDR GOLD TRUST                 GOLD SHS          78463V107   1,877   17,226  SH         SOLE            NONE     17,226
SPDR GOLD TRUST                 GOLD SHS          78463V107   1,936   17,774  SH         SHARED-DEFINED  (1)      17,774
SPDR S&P 500 ETF TR             UNIT SER 1 S&P    78462F103  17,854    1,526  SH  PUT    SOLE            NONE      1,526
SPDR S&P 500 ETF TR             UNIT SER 1 S&P    78462F103  18,416    1,574  SH  PUT    SHARED-DEFINED  (1)       1,574
SPRINT NEXTEL CORP              COM SER 1         852061100   2,926  769,936  SH         SOLE            NONE    769,936
SPRINT NEXTEL CORP              COM SER 1         852061100   3,013  792,764  SH         SHARED-DEFINED  (1)     792,764
STRAYER ED INC                  COM               863236105   4,067      167  SH  PUT    SOLE            NONE        167
STRAYER ED INC                  COM               863236105   4,213      173  SH  PUT    SHARED-DEFINED  (1)         173
SYNOVUS FINL CORP               COM               87161C105   2,591  787,625  SH         SOLE            NONE    787,625
SYNOVUS FINL CORP               COM               87161C105   2,668  810,979  SH         SHARED-DEFINED  (1)     810,979
TEMPLE INLAND INC               COM               879868107   1,040   50,899  SH         SOLE            NONE     50,899
TEMPLE INLAND INC               COM               879868107   1,069   52,301  SH         SHARED-DEFINED  (1)      52,301
UNITED CMNTY BKS BLAIRSVLE G    CAP STK           90984P105   2,495  565,827  SH         SOLE            NONE    565,827
UNITED CMNTY BKS BLAIRSVLE G    CAP STK           90984P105   2,568  582,293  SH         SHARED-DEFINED  (1)     582,293
UNITED STATES STL CORP NEW      COM               912909108   3,360      529  SH  PUT    SOLE            NONE        529
UNITED STATES STL CORP NEW      COM               912909108   3,468      546  SH  PUT    SHARED-DEFINED  (1)         546
VERIZON COMMUNICATIONS INC      COM               92343V104   3,325  107,173  SH         SOLE            NONE    107,173
VERIZON COMMUNICATIONS INC      COM               92343V104   3,422  110,303  SH         SHARED-DEFINED  (1)     110,303
WALTER ENERGY INC               COM               93317Q105   1,689      183  SH  PUT    SOLE            NONE        183
WALTER ENERGY INC               COM               93317Q105   1,725      187  SH  PUT    SHARED-DEFINED  (1)         187
WINDSTREAM CORP                 COM               97381W104   3,938  361,571  SH         SOLE            NONE    361,571
WINDSTREAM CORP                 COM               97381W104   4,068  373,529  SH         SHARED-DEFINED  (1)     373,529
WINDSTREAM CORP                 COM               97381W104   1,074      986  SH  CALL   SOLE            NONE        986
WINDSTREAM CORP                 COM               97381W104   1,104    1,014  SH  CALL   SHARED-DEFINED  (1)       1,014
YAHOO INC                       COM               984332106   1,298   78,536  SH         SOLE            NONE     78,536
YAHOO INC                       COM               984332106   1,337   80,864  SH         SHARED-DEFINED  (1)      80,864
YAMANA GOLD INC                 COM               98462Y100     834   84,250  SH         SOLE            NONE     84,250
YAMANA GOLD INC                 COM               98462Y100     859   86,750  SH         SHARED-DEFINED  (1)      86,750

SK 25747 0001 1098386